Accumulated other comprehensive income (Tables)	6 Months Ended
Sep. 30, 2017
Changes in Each Component of Accumulated Other Comprehensive Income, Net of Tax

Changes in each component of Accumulated other comprehensive income, net of tax (“AOCI”) for the six months ended September 30, 2016 and 2017 are as follows:

	Six months ended September 30,
	2016	2017
	(in millions of yen)
AOCI, balance at beginning of period, previously reported	1,469,308	1,521,163
Cumulative effect of change in accounting principles (Note 17)	330	—
AOCI, balance at beginning of period, adjusted	1,469,638	1,521,163

Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of period, previously reported	1,409,459	1,461,302
Cumulative effect of change in accounting principles (Note 17)	(85)	—
Balance at beginning of period, adjusted	1,409,374	1,461,302
Unrealized holding gains (losses) during period	(49,362)	247,493
Less: reclassification adjustments for losses (gains) included in net income	(86,761)	(78,659)

Change during period	(136,123)	168,834

Balance at end of period	1,273,251	1,630,136

Foreign currency translation adjustments:
Balance at beginning of period, previously reported	6,310	(5,535)
Cumulative effect of change in accounting principles (Note 17)	415	—
Balance at beginning of period, adjusted	6,725	(5,535)
Foreign currency translation adjustments during period	(59,893)	(4,322)
Less: reclassification adjustments for losses (gains) included in net income	—	—

Change during period	(59,893)	(4,322)

Balance at end of period	(53,168)	(9,857)

Pension liability adjustments:
Balance at beginning of period	53,539	65,396
Unrealized gains (losses) during period	533	32
Less: reclassification adjustments for losses (gains) included in net income	144	140

Change during period	677	172

Balance at end of period	54,216	65,568

Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	(195,339)	164,684

AOCI, balance at end of period	1,274,299	1,685,847

Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income

The following table shows the amounts reclassified out of AOCI into net income during the six months ended September 30, 2017:

	Six months ended September 30, 2017
	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders
	(in millions of yen)
Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for-sale securities	113,819	(35,053)	78,766	(107)	78,659	Investment gains (losses)—net
Pension liability adjustments	(233)	96	(137)	(3)	(140)	Salaries and employee benefits

Total	113,586	(34,957)	78,629	(110)	78,519

Notes:

(1)	The amounts in the Before tax column are recorded in each account presented under the heading “Affected line items in the consolidated statements of income”.
(2)	The amounts in the Tax effect column and Net of tax attributable to noncontrolling interests column are recorded in Income tax expense and Net income (loss) attributable to noncontrolling interests in the consolidated statements of income, respectively.